LEASES - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Leases [Abstract]
Finance lease asset		$ 31,463
Current portion of finance lease liabilities	$ 1,161	1,070
Finance lease liabilities	$ 13,491	13,956	$ 14,237	$ 14,506
Total lease liabilities		$ 15,026
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]		Property, plant and equipment, net
Finance Lease, Liability, Current, Statement of Financial Position [Extensible List]		us-gaap:AccruedLiabilitiesAndOtherLiabilities
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible List]		Finance lease liabilities